UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2013

Date of reporting period:  October 31, 2012

Item 1. Reports to Stockholders.

LOGAN FUNDS

Logan Capital Large Cap Growth Fund
Logan Capital Long/Short Fund

Semi-Annual Report
October 31, 2012

Table of Contents

Logan Capital Large Cap Growth Fund
Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Logan Capital Long/Short Fund
Sector Allocation of Portfolio Assets	7
Schedule of Investments	8
Schedule of Securities Sold Short	11
Financial Statements
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Statement of Cash Flows
Logan Capital Long/Short Fund	15
Financial Highlights
Logan Capital Large Cap Growth Fund	16
Logan Capital Long/Short Fund	18
Notes to the Financial Statements	19
Expense Example	29
Notice to Shareholders	33
Approval of Investment Advisory Agreement
Logan Funds	34
Approval of Investment Advisory Agreement
Logan Capital Long/Short Fund	37

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2012 (Unaudited)

Logan Capital Large Cap Growth Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at October 31, 2012 (Unaudited)

Logan Capital Large Cap Growth Fund

COMMON STOCKS – 94.9%	Shares	Value
Consumer Discretionary – 21.7%
Amazon.com, Inc. (a)	128	$29,801
Bed, Bath & Beyond, Inc. (a)	224	12,920
Fossil, Inc. (a)	153	13,326
Home Depot, Inc.	273	16,757
Netflix, Inc. (a)	108	8,542
Priceline.com, Inc. (a)	49	28,115
Ralph Lauren Corp.	185	28,433
Starbucks Corp.	507	23,271
Tiffany & Co.	198	12,518
Wynn Resorts Ltd.	108	13,074
		186,757
Consumer Staples – 3.6%
Estee Lauder Companies, Inc.	394	24,278
Monster Beverage Corp. (a)	156	6,968
		31,246
Energy – 2.4%
FMC Technologies, Inc. (a)	313	12,802
Halliburton Co.	252	8,137
		20,939
Financials – 1.6%
CBRE Group, Inc. (a)	739	13,317
Health Care – 16.3%
Amerisourcebergen Corp.	372	14,672
Agilent Technologies, Inc.	345	12,417
Celgene Corp. (a)	138	10,118
Express Scripts Holding Co. (a)	248	15,262
Edwards Lifesciences Corp. (a)	133	11,548
Intuitive Surgical, Inc. (a)	50	27,111
Mettler-Toledo International, Inc. (a)	74	12,533
Perrigo Co.	180	20,702
Waters Corp. (a)	196	16,035
		140,398

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2012 (Unaudited)

Logan Capital Large Cap Growth Fund

COMMON STOCKS – 94.9% (Continued)	Shares	Value
Industrials – 15.0%
Cummins, Inc.	232	$21,710
Deere & Co.	260	22,214
Flowserve Corp.	177	23,982
Jacobs Engineering Group, Inc. (a)	320	12,349
Joy Global, Inc.	360	22,482
Precision Castparts Corp.	155	26,826
		129,563
Information Technology – 30.3%
Apple, Inc.	69	41,062
Accenture PLC (c)	264	17,796
Amphenol Corp.	409	24,593
Cognizant Technology Solutions Corp. (a)	255	16,996
Citrix Systems, Inc. (a)	395	24,415
F5 Networks, Inc. (a)	147	12,125
Google, Inc. (a)	27	18,354
Mastercard, Inc.	49	22,586
Microchip Technology, Inc.	481	15,079
Netapp, Inc. (a)	502	13,504
Oracle Corp.	504	15,649
Qualcomm, Inc.	249	14,585
Teradata Corp. (a)	208	14,208
Trimble Navigation Ltd. (a)	212	10,002
		260,954
Materials – 4.0%
Airgas, Inc.	158	14,057
Sherwin-Williams Co.	144	20,532
		34,589
TOTAL COMMON STOCKS (Cost $834,959)		$817,763

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2012 (Unaudited)

Logan Capital Large Cap Growth Fund

SHORT-TERM INVESTMENTS – 4.9%	Shares	Value
MONEY MARKET FUNDS – 4.9%
Fidelity Government Portfolio –
Class I, 0.01% (b)	42,406	$42,406
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,406)		42,406
TOTAL INVESTMENTS (Cost $877,365) – 99.8%		860,169
Other Assets in Excess of Liabilities – 0.2%		1,552
TOTAL NET ASSETS – 100.00%		$861,721

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of October 31, 2012.
(c)	U.S. traded security of a foreign issuer or corporation.

The accompanying notes are an integral part of these financial statements.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2012 (Unaudited)

Logan Capital Long/Short Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at October 31, 2012 (Unaudited)

Logan Capital Long/Short Fund

COMMON STOCKS – 90.2%	Shares	Value
Consumer Discretionary – 13.2%
Bed, Bath & Beyond, Inc. (a)(d)	603	$34,781
DIRECTV (a)(d)	957	48,912
Home Depot, Inc. (d)	937	57,513
Nike, Inc. (d)	421	38,471
Priceline.com, Inc. (a)(d)	87	49,918
Petsmart, Inc. (d)	386	25,627
Ralph Lauren Corp. (d)	289	44,416
Tractor Supply Co. (d)	453	43,597
Ulta Salon Cosmetics and Fragrance, Inc. (d)	388	35,781
		379,016
Consumer Staples – 8.3%
Monster Beverage Corp. (a)(d)	339	15,143
Procter & Gamble Co. (d)	1,703	117,916
Philip Morris International, Inc. (d)	1,204	106,626
		239,685
Energy – 8.9%
Chevron Corp. (d)	1,035	114,067
FMC Technologies, Inc. (a)(d)	820	33,538
Royal Dutch Shell Plc (c)(d)	1,549	109,406
		257,011
Financials – 8.4%
Affiliated Managers Group (a)(d)	450	56,925
American Tower Corp. (d)	726	54,660
CBRE Group, Inc. (a)(d)	2,546	45,879
Public Storage (d)	258	35,767
T. Rowe Price Group, Inc. (d)	730	47,406
		240,637
Health Care – 9.9%
Edwards Lifesciences Corp. (a)(d)	374	32,474
Glaxosmithkline Plc (c)(d)	1,168	52,443
Johnson & Johnson (d)	800	56,656
Merck & Co., Inc. (d)	1,297	59,183
Pfizer, Inc. (d)	2,346	58,346
Perrigo Co. (d)	233	26,797
		285,899

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2012 (Unaudited)

Logan Capital Long/Short Fund

COMMON STOCKS – 90.2% (Continued)	Shares	Value
Industrials – 14.3%
Caterpillar, Inc. (d)	455	$38,589
Cummins, Inc. (d)	460	43,047
CSX Corp. (d)	1,842	37,706
Deere & Co. (d)	536	45,796
General Electric Co. (d)	5,240	110,354
Middleby Corp. (a)(d)	455	56,852
Norfolk Southern Corp. (d)	589	36,135
Precision Castparts Corp. (d)	260	44,998
		413,477
Information Technology – 15.7%
Apple, Inc. (d)	81	48,202
Cognizant Technology Solutions Corp. (a)(d)	618	41,190
Citrix Systems, Inc. (a)(d)	397	24,539
F5 Networks, Inc. (a)(d)	282	23,259
Fiserv, Inc. (a)(d)	731	54,781
Intel Corp. (d)	3,870	83,689
IPG Photonics Corp. (a)(d)	823	43,685
Mastercard, Inc. (d)	125	57,617
Oracle Corp. (d)	1,387	43,066
Qualcomm, Inc. (d)	536	31,396
		451,424
Materials – 7.9%
Airgas, Inc. (d)	495	44,040
DuPont de Nemours and Co. (d)	2,109	93,893
Ecolab, Inc. (d)	679	47,258
Praxair, Inc. (d)	410	43,546
		228,737
Telecommunication Services – 3.6%
AT&T, Inc. (d)	2,978	103,010
TOTAL COMMON STOCKS (Cost $2,666,245)		2,598,896

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2012 (Unaudited)

Logan Capital Long/Short Fund

EXCHANGE-TRADED FUNDS – 18.6%	Shares	Value
iShares Russell 2000 Index Fund	6,608	$536,834
TOTAL EXCHANGE-TRADED FUNDS (Cost $540,468)		536,834

SHORT-TERM INVESTMENTS – 9.7%
MONEY MARKET FUNDS – 9.7%
Fidelity Government Portfolio –
Class I, 0.01% (b)	278,961	278,961
TOTAL SHORT-TERM INVESTMENTS
(Cost $278,961)		278,961
TOTAL INVESTMENTS (Cost $3,485,674) – 118.5%		3,414,691
Liabilities in Excess of Other Assets – (18.5)%		(533,636)
TOTAL NET ASSETS – 100.00%		$2,881,055

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of October 31, 2012.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at October 31, 2012 (Unaudited)

Logan Capital Long/Short Fund

COMMON STOCKS – 23.6%	Shares	Value
Consumer Discretionary – 10.9%
Lululemon Athletica, Inc.	1,145	$79,016
Mattress Firm Holding Corp.	983	31,466
Netflix, Inc.	1,859	147,028
Blue Nile, Inc.	506	19,112
Sodastream International Ltd. (a)	1,046	37,394
		314,016
Consumer Staples – 1.5%
Boston Beer, Inc.	414	44,538
Health Care – 1.6%
Waters Corp.	548	44,832
Information Technology – 9.6%
Digital River, Inc.	2,378	34,100
Netgear, Inc.	1,601	56,852
Opentable, Inc.	817	38,374
Viasat, Inc.	2,203	85,565
Zebra Technologies Corp.	1,701	61,117
		276,008
TOTAL SECURITIES SOLD SHORT
(Proceeds $661,331)		$679,394

Percentages are stated as a percent of net assets.

(a)	U.S. traded security of a foreign issuer or corporation.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
at October 31, 2012 (Unaudited)

	Logan Capital	Logan Capital
	Large Cap	Long/Short
	Growth Fund	Fund
Investments, at value
(cost of $877,365 and $3,485,674, respectively)	$860,169	$3,414,691
Cash	—	183,870
Receivables:
Dividends and interest	313	1,190
Advisor	57,833	9,615
Prepaid expenses	1,606	717
Total assets	919,921	3,610,083
Liabilities:
Securities sold short (proceeds $0 and $661,331, respectively)	—	679,394
Payables:
Securities purchased	—	36,576
Administration fee	27,055	5,435
Distribution fees	100	387
Service fees	126	155
Custody fees	2,569	425
Transfer agent fees and expenses	11,815	1,465
Accrued expenses and other payables	16,535	5,191
Total liabilities	58,200	729,028
Net assets	$861,721	$2,881,055
Net assets consist of:
Paid in capital	$879,791	$2,949,361
Accumulated net investment income (loss)	(998)	(2,677)
Accumulated net realized gain (loss) on investments	124	23,417
Net unrealized appreciation (depreciation) on:
Investments	(17,196)	(70,983)
Securities sold short	—	(18,063)
Net assets	$861,721	$2,881,055
Investor Class:
Net assets applicable to outstanding Investor Class shares	$306,793	$2,881,055
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	30,322	295,647
Net asset value, offering price and redemption price per share	$10.12	$9.74
Institutional Class:
Net assets applicable to outstanding Institutional Class shares	554,928	N/A
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	54,771	N/A
Net asset value, offering price and redemption price per share	$10.13	N/A

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2012 (Unaudited)

	Logan Capital	Logan Capital
	Large Cap	Long/Short
	Growth Fund*	Fund**
Investment Income:
Dividends (net of foreign taxes withheld of
$0 and $0, respectively)	$677	$1,180
Interest	1	9
Total investment income	678	1,189
Expenses:
Investment advisory fees (Note 5)	819	2,165
Administration fees (Note 5)	27,055	5,435
Distribution fees (Note 6)
Distribution fees – Investor Class	100	387
Distribution fees – Institutional Class	—	—
Service fees (Note 7)
Service fees – Investor Class	40	155
Service fees – Institutional Class	86	—
Transfer agent fees and expenses	11,815	1,465
Federal and state registration fees	394	97
Audit fees	6,147	2,193
Compliance expense	3,082	764
Legal fees	2,569	637
Reports to shareholders	2,911	1,243
Trustees’ fees and expenses	1,713	425
Custody fees	2,569	425
Other	1,028	255
Total expenses before reimbursement from advisor	60,328	15,646
Expense reimbursement from advisor (Note 5)	(58,652)	(11,780)
Net expenses	1,676	3,866
Net Investment Loss	$(998)	$(2,677)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on transactions from:
Investments	$124	$(2,546)
Securities sold short	—	25,963
Net change in unrealized gain (loss) on:
Investments	(17,196)	(70,983)
Securities sold short	—	(18,063)
Net realized and unrealized loss on investments	(17,072)	(65,629)
Net decrease in net assets resulting from operations	$(18,070)	$(68,306)

*	The Logan Capital Large Cap Growth Fund commenced operations on June 28, 2012.
**	The Logan Capital Long/Short Fund commenced operations on September 28, 2012.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Logan Capital	Logan Capital
	Large Cap	Long/Short
	Growth Fund	Fund
	Period Ended	Period Ended
	October 31, 2012*	October 31, 2012**
	(Unaudited)	(Unaudited)
Operations:
Net investment loss	$(998)	$(2,677)
Net realized gain on investments	124	23,417
Net change in unrealized depreciation on investments	(17,196)	(89,046)
Net decrease in net assets resulting from operations	(18,070)	(68,306)

Capital Share Transactions:
Proceeds from shares sold
Investor Class shares	314,791	2,949,361
Institutional Class shares	565,000	—
Cost of shares redeemed
Investor Class shares	—	—
Institutional Class shares	—	—
Redemption fees retained
Investor Class shares	—	—
Institutional Class shares	—	—
Net increase in net assets from capital share transactions	879,791	2,949,361
Total increase in net assets	861,721	2,881,055

Net Assets:
Beginning of period	—	—
End of period	$861,721	$2,881,055
Accumulated net investment loss	$(998)	$(2,677)

Changes in Shares Outstanding:
Shares sold
Investor Class shares	30,322	295,647
Institutional Class shares	54,771	—
Shares redeemed
Investor Class shares	—	—
Institutional Class shares	—	—
Net increase in shares outstanding	85,093	295,647

*	The Logan Capital Large Cap Growth Fund commenced operations on June 28, 2012.
**	The Logan Capital Long/Short Fund commenced operations on September 28, 2012.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Period Ended October 31, 2012 (Unaudited)

Logan Capital Long/Short Fund

Increase (decrease) in cash —

Cash flows from operating activities:
Net decrease in net assets from operations	$(68,306)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(3,249,514)
Proceeds for dispositions of investment securities	40,255
Purchase of short term investments, net	(278,961)
Increase in dividends and interest receivable	(1,190)
Increase in due from Advisor	(9,615)
Increase in prepaid expenses and other assets	(717)
Increase in proceeds on securities sold short	679,394
Increase in payable for securities purchased	36,576
Increase in accrued administration fees	5,435
Increase in distribution and service fees	542
Increase in custody fees	425
Increase in transfer agent expenses	1,465
Increase in other accrued expenses	5,191
Unrealized appreciation on securities	70,983
Net realized gain on investments	2,546
Net cash used in operating activities	(2,765,491)

Cash flows from financing activities:
Proceeds from shares sold
Payment on shares redeemed	2,949,361
Net cash provided by financing activities	2,949,361
Net increase in cash	183,870

Cash:
Beginning balance	—
Ending balance	$183,870
Supplemental information:
Cash paid for interest	$—

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Logan Capital Large Cap Growth Fund

For a capital share outstanding throughout the period

Investor Class
	June 28, 2012
	through
	October 31, 2012*
	(Unaudited)
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	0.13
Total from investment operations	0.12

Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value – End of Period	$10.12

Total Return	1.20	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$307
Ratio of operating expenses to average net assets:
Before Reimbursements	56.89	%^
After Reimbursements	1.50	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	(56.34	)%^
After Reimbursements	(0.95	)%^
Portfolio turnover rate	5	%+

*	Commencement of operations for Investor Class shares was June 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Logan Capital Large Cap Growth Fund

For a capital share outstanding throughout the period

Institutional Class
	June 28, 2012
	through
	October 31, 2012*
	(Unaudited)
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	0.14
Total from investment operations	0.13

Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value – End of Period	$10.13

Total Return	1.30	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$555
Ratio of operating expenses to average net assets:
Before Reimbursements	43.63	%^
After Reimbursements	1.25	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	(43.10	)%^
After Reimbursements	(0.72	)%^
Portfolio turnover rate	5	%+

*	Commencement of operations for Institutional Class shares was June 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Logan Capital Long/Short Fund

For a capital share outstanding throughout the period

Investor Class
	September 28, 2012
	through
	October 31, 2012*
	(Unaudited)
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.25)
Total from investment operations	(0.26)

Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value – End of Period	$9.74

Total Return	(2.60	)%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,881
Ratio of operating expenses to average net assets:
Before Reimbursements	10.12	%^
After Reimbursements	2.50	%^
Ratio of net investment income (loss) to average net assets:
Before Reimbursements	(9.35	)%^
After Reimbursements	(1.73	)%^
Portfolio turnover rate	3	%+

*	Commencement of operations for Investor Class shares was September 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Large Cap Growth Fund (the “Large Cap Growth” Fund) and the Logan Capital Long/Short Fund (the “Long/Short” Fund, and each a “Fund” and collectively the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Large Cap Growth Fund is long-term capital appreciation.  The Large Cap Growth Fund commenced operations on June 28, 2012 and offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  The investment objective of the Long/Short Fund is to achieve long-term capital appreciation and manage risk by purchasing stocks believed by the Advisor to be undervalued and selling short stocks believed by the Advisor to be overvalued.  The Fund commenced operations on September 28, 2012 and currently offers only Investor Class shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.  Therefore, no Federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2012 (Unaudited)

the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Funds, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees: The Large Cap Growth Fund charges a 1% redemption fee to shareholders who redeem shares held for 180 days or less and the Long/Short Fund charges a 1% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund’s and accounted for as an addition to paid-in capital.

F.
Options Transactions:  The Funds may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2012 (Unaudited)

current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

G.
Leverage and Short Sales:  The Funds may use leverage in connection with their investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Funds if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Funds will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Funds of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Funds will realize a loss.  The risk on a short sale is unlimited because the Funds must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Funds would also incur increased transaction costs associated with selling securities short.  In addition, if the Funds sell securities short, they must maintain a segregated account with their custodian containing cash or high-grade

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2012 (Unaudited)

securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Funds’ broker (not including the proceeds from the short sales).  The Funds may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.

H.
Mutual Fund and ETF Trading Risk:  The Funds may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Funds will indirectly bear their proportionate share of the costs.

I.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

K.
New Accounting Pronouncement:  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2012 (Unaudited)

valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign- issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2012 (Unaudited)

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund’s securities as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$186,757	$—	$—	$186,757
Consumer Staples	31,246	—	—	31,246
Energy	20,939	—	—	20,939
Financials	13,317	—	—	13,317
Health Care	140,398	—	—	140,398
Industrials	129,563	—	—	129,563
Information Technology	260,954	—	—	260,954
Materials	34,589	—	—	34,589
Total Common Stock	817,763	—	—	817,763
Short-Term Investments	42,406	—	—	42,406
Total Investments in Securities	$860,169	$—	$—	$860,169

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2012 (Unaudited)

The following is a summary of the fair valuation hierarchy of the Long/Short Fund’s securities as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$379,016	$—	$—	$379,016
Consumer Staples	239,685	—	—	239,685
Energy	257,011	—	—	257,011
Financials	240,637	—	—	240,637
Health Care	285,899	—	—	285,899
Industrials	413,477	—	—	413,477
Information Technology	451,424	—	—	451,424
Materials	228,737	—	—	228,737
Telecommunication Services	103,010	—	—	103,010
Total Common Stock	2,598,896	—	—	2,598,896
Exchange-Traded Funds	536,834	—	—	536,834
Short-Term Investments	278,961	—	—	278,961
Total Investments in Securities	$3,414,691	$—	$—	$3,414,691
Total Securities Sold Short	$679,394	$—	$—	$679,394

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2012, the Funds recognized no transfers between levels.  There were no level 3 securities held in the Funds on October 31, 2012.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the period ended October 31, 2012, the Fund did not hold any derivatives instruments.

NOTE 5 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended October 31, 2012, Logan Capital Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% and 1.40% for the Large Growth Fund and Long/Short Fund, respectively, based upon the average daily net assets of the Funds.  For the period ended October 31, 2012,

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2012 (Unaudited)

the Large Growth Fund and the Long/Short Fund incurred $819 and $2,165 in advisory fees, respectively.  Advisory fees payable at October 31, 2012 for the Large Cap Growth Fund and the Long/Short Fund were $0 and $0, respectively.  The Advisor has hired Waterloo International Advisors, LLC as a sub-advisor to manage the short portion of the Long/Short Fund.  The Advisor pays the Sub-Advisor fee for the Long/Short Fund from its own assets and these fees are not an additional expense of the Funds.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Logan Capital Large Cap Growth Fund
Investor Class	1.50%
Institutional Class	1.25%

Logan Capital Long/Short Fund
Investor Class	2.50%

Any such reductions made by the Advisor in its fees or payment of expenses which are the Funds’ obligations are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Funds’ expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the period ended October 31, 2012, the Advisor reduced its fees and absorbed Fund expenses in the amount of $58,652 and $11,780 for the Large Cap Growth and the Long/Short Fund, respectively.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2016	Total
Large Cap Growth Fund	$58,652	$58,652
Long/Short Fund	$11,780	$11,780

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2012 (Unaudited)

custodian.  For the period ended October 31, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Logan Capital Large Cap Growth Fund
Administration & fund accounting	$27,055
Custody	$ 2,569
Transfer agency(a)	$10,274
Chief Compliance Officer	$ 3,082
(a) Does not include out-of-pocket expenses.

Logan Capital Long/Short Fund
Administration & fund accounting	$5,435
Custody	$ 425
Transfer agency(a)	$1,274
Chief Compliance Officer	$ 764
(a) Does not include out-of-pocket expenses.

At October 31, 2012, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Logan Capital Large Cap Growth Fund
Administration & fund accounting	$27,055
Custody	$ 2,569
Transfer agency(a)	$10,274
Chief Compliance Officer	$ 3,082
(a) Does not include out-of-pocket expenses.

Logan Capital Long/Short Fund
Administration & fund accounting	$ 5,435
Custody	$ 425
Transfer agency(a)	$ 1,274
Chief Compliance Officer	$ 764
(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares.  The

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2012 (Unaudited)

expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2012, the Large Cap Growth and Long/Short Funds incurred distribution expenses on their Investor Class shares of $100 and $387, respectively.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Large Cap Growth may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Investor Class and Institutional Class shares and the Long/Short Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Investor Class shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended October 31, 2012, the Funds incurred, under the Agreement, shareholder servicing fees as follows:

Logan Capital Large Cap Growth Fund
Investor Class	$ 40
Institutional Class	$ 86

Logan Capital Long/Short Fund
Investor Class	$155

NOTE 8 – SECURITIES TRANSACTIONS

For the period ended October 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Large Cap Growth Fund	$ 848,620	$13,784
Long/Short Fund	$3,249,514	$40,255

There were no purchases or sales of long-term U.S. Government securities.

EXPENSE EXAMPLE
October 31, 2012 (Unaudited)

Logan Capital Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from June 28, 2012 (inception) to October 31, 2012.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
October 31, 2012 (Unaudited)

Logan Capital Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	6/28/12	10/31/12	6/28/12 – 10/31/12
Actual
Investor Class	$1,000.00	$1,012.00	$5.17
Institutional Class	$1,000.00	$1,013.00	$4.31
Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,011.99	$5.17
Institutional Class	$1,000.00	$1,012.84	$4.31

(1)
Expenses are equal to the Investor Class and Institutional Class fund shares’ annualized expense ratios of 1.50% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 125/365 (to reflect the period).

EXPENSE EXAMPLE
October 31, 2012 (Unaudited)

Logan Capital Long/Short Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 28, 2012 (inception) to October 31, 2012.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
October 31, 2012 (Unaudited)

Logan Capital Long/Short Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	9/28/12	10/31/12	9/28/12 – 10/31/12
Actual
Investor Class	$1,000.00	$ 974.00	$2.23
Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,002.26	$2.26

(1)	Expenses are equal to the Investor Class fund shares’ annualized expense ratios of 2.50%, multiplied by the average account value over the period, multiplied by 33/365 (to reflect the period).

NOTICE TO SHAREHOLDERS
at October 31, 2012 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-215-1200.

Trustees and Officers

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-855-215-1200 or by visiting the Fund’s website at www.logancapital.com.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

Logan Capital Large Cap Growth Fund
Logan Capital International Fund
Logan Capital Small Cap Growth Fund
Logan Capital Large Cap Core Fund

At a meeting held on June 10-12, 2012, the Board of Trustees of Advisors Series Trust, including the majority of the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial investment advisory agreement (“Advisory Agreement”) for the Logan Capital Large Cap Growth Fund, Logan Capital International Fund, Logan Capital Small Cap Growth Fund and Logan Capital Large Cap Core Fund (the “Funds”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services expected to be provided by the Advisor to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The Board members present, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record and business continuity plan.  The Board also considered the Advisor’s business plan, noting that the Advisor currently manages accounts with substantially similar objectives, policies, strategies and risks as the Funds.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Funds, the Board reviewed and compared each Fund’s anticipated fees and expenses to those funds in its Lipper peer groups, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

The Board noted that the Advisor was agreeing to waive its advisory fees or reimburse each Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio, excluding acquired fund fees and expenses, of 1.50% for Investor Class shares and 1.25% for Institutional Class shares (the “Expense Caps”).

The Board noted that the Large Cap Growth Fund’s expected total operating expenses for Institutional Class shares were below the peer group average and the contractual advisory fee was below the peer group median and average, though the expected total operating expenses for Investor Class shares were above the peer group median and average and the expected total operating expenses for Institutional Class shares were above the peer group median.

The Board noted that the International Fund’s expected total operating expenses for Institutional Class shares were below the peer group median and average and the contractual advisory fee was below the peer group median, though the expected total operating expenses for Investor Class shares were above the peer group median and average and the contractual advisory fee was above the peer group average.

The Board noted that the Small Cap Growth Fund’s expected total operating expenses for Institutional Class shares were below the peer group median and average, the expected total operating expenses for Investor Class Shares were below the peer group average and the contractual advisory fee was below the peer group median and average, though the expected total operating expenses for Investor Class shares were above the peer group median.

The Board noted that the Large Cap Core Fund’s expected total operating expenses for Investor Class shares and Institutional Class shares were above the peer group median and average, and the contractual advisory fee was above the peer group median and average.

The Board also noted that the Funds’ expected contractual advisory fees were in line with the fee charged by the Advisor to many of its separately managed account clients.  The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Funds grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that each Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Advisor from its relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the expected profitability to the Advisor from its relationship with the Funds and considered any additional benefits that may be

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

derived by the Advisor from its relationship with the Funds.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to maintain adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Funds.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Funds and their shareholders.

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

Logan Capital Long/Short Fund

At a meeting held on September 18-20, 2012, the Board of Trustees of Advisors Series Trust, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the initial investment advisory agreement (“Advisory Agreement”) and investment sub-advisory agreement (“Sub-Advisory Agreement”) for the Logan Capital Long/Short Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, the Sub-Advisor, and the services expected to be provided by the Advisor to the Fund under the Advisory Agreement and by the Sub-Advisor to the Fund under the Sub-Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement and initial Sub-Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by Logan Capital Management, Inc., the Advisor, and Waterloo International Advisors, LLC, the sub-advisor, under the Advisory Agreement and Sub-Advisory Agreement.  The Board considered the Advisor’s and the sub-advisor’s specific responsibilities in the day-to-day management of the Fund.  In this regard, the Board considered the specific roles and responsibilities of the Advisor in providing overall management and oversight for the Fund, for managing the Fund’s long positions and ultimate responsibility for the supervision of the sub-advisor and in assuring that the sub-advisor appropriately implements the investment mandate of the Fund.  The Board also considered that the sub-advisor would be responsible for managing the Fund’s short positions and would determine the size of the Fund’s short exposure.

The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor and sub-advisor that would be involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor and sub-advisor, including information regarding each compliance program, chief compliance officer and the Advisor’s and the sub-advisor’s compliance records and business continuity plans.  The Board also considered the Advisor’s business plan, noting that the Advisor currently manages one other active mutual fund which is a separate series of Advisors Series Trust.  After discussion, the Board concluded that the Advisor and sub-advisor have the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Advisory Agreement and Sub-Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees then discussed the expected costs of the services to be provided by the Advisor and sub-advisor and the structure and level of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.  In reviewing sub-advisory fee, the Board was mindful that the sub-advisory fee was paid by the Advisor out of its advisory fee and not directly by the Fund and that the fee rate was the result of arms-length negotiation between the Advisor and the sub-advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Advisor was agreeing to waive its advisory fees or reimburse the Fund for certain of the Fund’s expenses to the extent necessary to maintain an annual expense ratio of 2.50% for Investor Class shares and 2.25% for Institutional Class shares (the “Expense Caps”).

The Board noted that the Fund’s expected total operating expenses were above the peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was above the peer group median and average.  The Board took into consideration the sub-advised approach and the Fund’s use of a long/short strategy.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Fund grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that they would continue to examine this issue to ensure that economies of scale are being shared with the Fund as asset levels increase.

The Board then considered the profits expected to be realized by the Advisor and sub-advisor from each party’s relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the expected profitability to the Advisor from its relationship with the Fund and considered any additional benefits that may be derived by the Advisor from its relationship with the Fund, such as benefits received in exchange for Rule 12b-1 fees on Investor Class shares of the Fund.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had sufficient resources to support the services it provides to the Fund.

APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor and the sub-advisory arrangement with the sub-advisor, including the advisory and sub-advisory fees, were fair and reasonable.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement and Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Investment Advisor
Logan Capital Management, Inc.
Six Coulter Avenue, Suite 2000
Ardmore, PA 19003

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
1-877-626-6080

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date    1/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date    1/7/13

By (Signature and Title)*    /s/Cheryl L. King
Cheryl L. King, Treasurer

Date    1/7/13

* Print the name and title of each signing officer under his or her signature